Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 3,948.2	€ 3,470.0
Amortization of software and brands	8.6	7.0	€ 6.5
Intangible assets and goodwill	3,946.0	3,948.2	3,470.0
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	3,968.5	3,483.8
Acquisitions through business combinations		1.9	478.7
Additions	4.8	6.6
Disposals, intangible assets and goodwill	(0.1)
Effect of movements in foreign exchange	(0.3)	(0.6)
Intangible assets and goodwill	3,974.8	3,968.5	3,483.8
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(20.3)	(13.8)
Effect of movements in foreign exchange	0.1	0.5
Amortization of software and brands	(8.6)	(7.0)	(6.5)
Intangible assets and goodwill	(28.8)	(20.3)	(13.8)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,861.0	1,745.6
Intangible assets and goodwill	1,862.9	1,861.0	1,745.6
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,861.0	1,745.6
Acquisitions through business combinations		1.9	115.4
Additions	0.0	0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	1,862.9	1,861.0	1,745.6
Goodwill | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,048.4	1,687.4
Intangible assets and goodwill	2,046.7	2,048.4	1,687.4
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2,051.1	1,688.9
Acquisitions through business combinations	0.0		362.2
Additions	0.0	0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	2,051.1	2,051.1	1,688.9
Brands | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(2.7)	(1.5)
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	(1.7)	(1.2)
Intangible assets and goodwill	(4.4)	(2.7)	(1.5)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	14.8	10.8
Intangible assets and goodwill	14.6	14.8	10.8
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	25.4	18.3
Acquisitions through business combinations	0.0		1.1
Additions	4.8	6.6
Disposals, intangible assets and goodwill	(0.1)
Effect of movements in foreign exchange	(0.3)	(0.6)
Intangible assets and goodwill	29.8	25.4	18.3
Computer software | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(10.6)	(7.5)
Effect of movements in foreign exchange	0.1	0.5
Amortization of software and brands	(4.7)	(3.6)
Intangible assets and goodwill	(15.2)	(10.6)	(7.5)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	24.0	26.2
Intangible assets and goodwill	21.8	24.0	26.2
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	31.0	31.0
Acquisitions through business combinations	0.0		0.0
Additions	0.0	0.0
Disposals, intangible assets and goodwill	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	31.0	31.0	31.0
Customer relationships | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(7.0)	(4.8)
Effect of movements in foreign exchange	0.0	0.0
Amortization of software and brands	(2.2)	(2.2)
Intangible assets and goodwill	€ (9.2)	€ (7.0)	€ (4.8)